Long-Term Debt (Tables)	12 Months Ended
May 26, 2013
Long-term Debt, Unclassified [Abstract]
Components Of Long-Term Debt
The components of long-term debt are as follows:

(in millions)	May 26, 2013	May 27, 2012
5.625% senior notes due October 2012	$—	$350.0
7.125% debentures due February 2016	100.0	100.0
Variable-rate term loan (1.44% at May 26, 2013) due August 2017	300.0	—
6.200% senior notes due October 2017	500.0	500.0
3.790% senior notes due August 2019	80.0	—
4.500% senior notes due October 2021	400.0	400.0
3.350% senior notes due November 2022	450.0	—
4.520% senior notes due August 2024	220.0	—
6.000% senior notes due August 2035	150.0	150.0
6.800% senior notes due October 2037	300.0	300.0
ESOP loan	—	5.9
Total long-term debt	$2,500.0	$1,805.9
Fair value hedge	1.9	3.2
Less issuance discount	(5.7)	(5.5)
Total long-term debt less issuance discount	$2,496.2	$1,803.6
Less current portion	—	(349.9)
Long-term debt, excluding current portion	$2,496.2	$1,453.7

Aggregate Maturities Of Long-Term Debt
All of our long-term debt currently outstanding is expected to be repaid entirely at maturity with interest being paid semi-annually over the life of the debt. The aggregate maturities of long-term debt for each of the five fiscal years subsequent to May 26, 2013, and thereafter are as follows:

(in millions)
Fiscal Year	Amount
2014	$—
2015	15.0
2016	115.0
2017	15.0
2018	755.0
Thereafter	1,600.0
Long-term debt	$2,500.0